APF II RESI O4B-24A, LLC ABS-15G

EXHIBIT 99.1 - SCHEDULE 1

Data Compare Summary (Total)
Run Date - 4/24/2026 4:06:52 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	65	0.00%	65
City	0	65	0.00%	65
State	0	65	0.00%	65
Zip	0	65	0.00%	65
Borrower First Name	7	65	10.77%	65
Borrower Last Name	3	65	4.62%	65
Original Loan Amount	0	65	0.00%	65
First Payment Date	0	65	0.00%	65
Original Term	0	65	0.00%	65
Maturity Date	65	65	100.00%	65
Original Interest Rate	0	65	0.00%	65
Representative FICO	2	65	3.08%	65
Property Type	5	65	7.69%	65
Lien Position	0	65	0.00%	65
Occupancy	0	65	0.00%	65
Purpose	0	65	0.00%	65
Margin	40	65	61.54%	65
# of Units	0	65	0.00%	65
Contract Sales Price	26	47	55.32%	65
Original LTV	0	65	0.00%	65
LTV Valuation Value	1	65	1.54%	65
MERS Min Number	24	65	36.92%	65
Refi Purpose	0	22	0.00%	65
Investor: Qualifying Total Debt Ratio	11	52	21.15%	65
Subject Debt Service Coverage Ratio	2	11	18.18%	65
Total	186	1,497	12.42%	65